Other Assets	12 Months Ended
Dec. 31, 2021
Miscellaneous assets [abstract]
Other Assets	OTHER ASSETSOther assets of €2,101 at December 31, 2021, €1,765 at December 31, 2020, €1,968 at December 31, 2019 and respectively, consisted of prepaid expenses related to current operating expenses.